Restructuring, Impairment, and Plant Closing and Transition Costs - Narrative (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended		6 Months Ended		18 Months Ended	42 Months Ended
	May 31, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2022	Dec. 31, 2024
Restructuring, impairment and plant closing costs
Plant shut down costs		$ 5	$ 0	$ 5	$ 0
Cash charges		6	4	20	10
Accelerated depreciation		0	1	0	2
Performance Additives
Restructuring, impairment and plant closing costs
Proceeds from sale of businesses	$ 6
Loss on disposal of business	$ 2
Duisburg, Germany | Facility closing | Titanium Dioxide
Restructuring, impairment and plant closing costs
Restructuring charges		4		15
Additional restructuring charges remaining		7		7
Duisburg, Germany | Facility closing | Titanium Dioxide | Forecast
Restructuring, impairment and plant closing costs
Additional restructuring charges remaining						$ 1
Plant shut down costs						3
Employee benefits						4
Cash charges						$ 6
Calais, France | Titanium Dioxide
Restructuring, impairment and plant closing costs
Restructuring charges		6	1	7	3
Additional restructuring charges remaining		9		9
Plant shut down costs		5
Pori, Finland | Facility closing | Titanium Dioxide
Restructuring, impairment and plant closing costs
Restructuring charges		1	4	3	8
Additional restructuring charges remaining		$ 78		78
Plant shut down costs			2	2	4
Employee benefits			1	1	2
Cash charges			3	3	6
Cash plant shutdown costs				$ 1
Accelerated depreciation			1		2
Other plant closure costs			$ 1		$ 2
Pori, Finland | Facility closing | Titanium Dioxide | Forecast
Restructuring, impairment and plant closing costs
Plant shut down costs							$ 69
Employee benefits							1
Cash charges							70
Accelerated depreciation							6
Other plant closure costs							8
Write off of other assets							$ 2